RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues			36.00%
Write offs	$ 75		$ 75
Largest Customer
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of revenues		18.00%		14.00%
Foreign Exchange Risk | United States of America, Dollars
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	(12,104)	$ 7,558	(12,104)	$ 7,558
Average gains loss on basis of movements in non-functional currency to functional currency			1,259	763
Foreign Exchange Risk | United Kingdom, Pounds
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange denominated net assets	2,262	5,221	2,262	5,221
Average gains loss on basis of movements in non-functional currency to functional currency			232	525
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Impairment on trade receivables			466	374	$ 681
Write offs	$ 204	$ 0	$ 204	$ 0